Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2025 Fund - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	19.10%
Annual Return 2014	5.88%
Annual Return 2015	0.10%
Annual Return 2016	7.13%
Annual Return 2017	14.24%
Annual Return 2018	(5.08%)
Annual Return 2019	17.52%
Annual Return 2020	13.09%
Annual Return 2021	7.99%
Annual Return 2022	(15.67%)